Other Assets and Other Liabilities and Deferred Income (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Other Assets and Liabilities [Line Items]
Related Party Transactions Income Taxes and Related Interest Payable	$ 294	$ 193
Cost Method Investments	8	9
Other Assets [Abstract]
Accrued interest and other non-finance receivables	898	1,080
Collateral held for resale, at net realizable value, and other inventory	843	877
Prepaid reinsurance premiums and other reinsurance recoverables	687	658
Deferred charges - income taxes	171	216
Property and equipment, net of accumulated depreciation	212	192
Deferred charges	120	96
Operating Lease, Right-of-Use Asset	108	0
Restricted cash	139	140
Investment in non-consolidated affiliates	132	123
Other	88	74
Total other assets	3,398	3,456
Accumulated depreciation	393	367
Other Liabilities and Deferred Income [Abstract]
Unearned insurance premiums and fees	806	775
Interest payable	888	752
Taxes Payable	433	369
Deferred revenue	110	113
Operating Lease, Liability	110	0
Payroll and employee benefits	74	70
Other	212	228
Total other liabilities and deferred income	2,633	2,307
Deferred Revenue, Admission Fees	$ 64	$ 87